Financial expenses - Schedule of financial expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense, net of capitalized interest	$ 35,197	$ 56,508
Loss on extinguishment of debt and write-off of deferred financing fees	2,103	8,072
Amortization of deferred financing fees (3)	3,601	5,700
Accretion of premiums and discounts on debt assumed in historical acquisitions (4)	25	41
Total financial expenses	40,926	70,321
Average borrowings	962,800	1,400,000
Write off of deferred financing fees	900	5,800
Write off of debt extinguishment cost	$ 1,200	$ 2,300